REVENUES	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
REVENUES

NOTE 16 – REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups.

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

WatchPAT and other related services	$22,384	$18,105	$15,697
Endo PAT and other related services	1,805	2,596	2,743
	$24,189	$20,701	$18,440

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer).

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

United States and Canada	$17,582	$14,764	$13,343
Japan	3,374	2,965	2,161
Europe	1,885	1,746	1,542
Asia Pacific (excluding Japan)	849	759	1,017
Israel	281	260	268
Others	218	207	109
	$24,189	$20,701	$18,440

The majority of the Company’s long lived assets are in Israel.

Revenue from major customers

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Customer A	$4,571	$3,622	$3,549
Customer B	3,229	2,621	2,119
Customer C	2,870	2,510	2,096
	$10,670	$8,753	$7,764